Restructuring (Tables)	12 Months Ended
Sep. 30, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs [Table Text Block]
For the twelve months ended September 30, 2014 and 2013, the Company recorded pre-tax expense related to the 2013 restructuring project. The Company does not include the 2013 restructuring project costs in the results of its reportable segments. The estimated impact of allocating such charges to segment results would have been as follows:

	Twelve Months Ended September 30, 2014
	Personal Care	Household Products	Corporate	Total
Severance and related benefit costs	$20.7	$11.1	$0.8	$32.6
Accelerated depreciation	0.6	4.1	—	4.7
Consulting, program management and other exit costs	26.9	25.1	0.9	52.9
Net loss on asset sale	—	2.4	—	2.4
Total	$48.2	$42.7	$1.7	$92.6

	Twelve Months Ended September 30, 2013
	Personal Care	Household Products	Corporate	Total
Severance and related benefit costs	$6.0	$42.3	$1.0	$49.3
Non-cash asset impairment	—	19.3	—	19.3
Accelerated depreciation	—	23.6	—	23.6
Consulting, program management and other exit costs	9.0	36.1	2.0	47.1
Total	$15.0	$121.3	$3.0	$139.3

Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The following table summarizes the 2013 restructuring project activity for the twelve months ended September 30, 2014.

				Utilized
	October 1, 2013	Charge to Income	Other (a)	Cash	Non-Cash	September 30, 2014
Severance & Termination Related Costs	$16.3	$32.6	$(0.7)	$(26.1)	$—	$22.1
Accelerated Depreciation	—	4.7	—	—	(4.7)	—
Other Costs	4.3	52.9	(0.1)	(50.1)	(2.7)	4.3
Net loss on asset sale	—	2.4	—	4.9	(7.3)	—
Total	$20.6	$92.6	$(0.8)	$(71.3)	$(14.7)	$26.4
(a) Includes the impact of currency translation.